Share-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2023
Share-Based Compensation [Abstract]
Schedule of Award Activity	A summary of the employee equity award activity under the 2019 Plan is stated below:
	Number of options*	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	JPY	Years	JPY
Outstanding, April 30, 2021	1,050,000	2.00	2.00	7.8	268.0
Granted	—	—	—	—	—
Forfeited	(15,000)	2.00	2.00	—	—
Outstanding, April 30, 2022	1,035,000	2.00	2.00	6.8	603.0
Vested at April 30, 2022	1,035,000	2.00			603.0
Exercisable at April 30, 2022	—
	Number of options*	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	USD	Years	US$
Outstanding, April 30, 2022	1,035,000	0.01	0.01	6.8	4.4
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, April 30, 2023	1,035,000	0.01	0.01	5.8	4.4
Vested at April 30, 2023	1,035,000	0.01			4.4
Exercisable at April 30, 2023	—
	Number of options*	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	JPY	Years	JPY
Outstanding, April 30, 2022	1,035,000	2.00	2.00	6.8	603.0
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, April 30, 2023	1,035,000	2.00	2.00	5.8	603.0
Vested at April 30, 2023	1,035,000	2.00			603.0
Exercisable at April 30, 2023	—
*	Retrospectively restated for the effect of share a 50-for-1 and a 100-for-1 forward split on July 16, 2019 and October 25, 2021, respectively.